Retirement Plans (Details 5)	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Defined Benefit Plan, Actual Plan Asset Allocations	59.00%	62.00%
Equity Securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Target Plan Asset Allocations	51.00%
Defined Benefit Plan, Actual Plan Asset Allocations	50.00%	51.00%
Debt Securities | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Defined Benefit Plan, Actual Plan Asset Allocations	40.00%	36.00%
Debt Securities | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Target Plan Asset Allocations	44.00%
Defined Benefit Plan, Actual Plan Asset Allocations	48.00%	49.00%
Cash and Cash Equivalents | U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	2.00%
Cash and Cash Equivalents | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%	0.00%
Other Asset Classes | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Target Plan Asset Allocations	5.00%